UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22443

Partners Group Private Equity (Institutional TEI), LLC
 (Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor
New York, NY 10036
 (Address of principal executive offices) (Zip code)

Robert M. Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Institutional TEI), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - June 30, 2016 (Unaudited)

Partners Group Private Equity (Institutional TEI), LLC (1)

Investment in Partners Group Private Equity (Offshore II), LDC, at value - 100.01% (Cost $223,990,097)	$263,331,652
Liabilities in excess of other assets - (0.01)%	(19,089)
Members' Equity - 100%	$263,312,563

Partners Group Private Equity (Offshore II), LDC (2)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.01% (Cost $223,990,097)	$263,346,545
Liabilities in excess of other assets - (0.01)%	(14,893)
Members' Equity - 100%	$263,331,652

(1) Invests the majority of its assets in Partners Group Private Equity (Offshore II), LDC
(2) Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL MEMBERS’ EQUITY
Percentages as a percentage of total investments are as follows:

	Acquisition Date	Geographic Region[a]	Shares	Fair Value

Common Stocks (2.10%)
Communication (0.09%)
Crown Castle International Corp.	02/10/16	North America	17,000	$1,723,970
Total Communication (0.09%)				$1,723,970

Diversified Financial Services (0.72%)
Ares Capital Corp.	02/10/16	North America	140,000	1,986,600
Gimv N.V.	02/10/16	Western Europe	24,500	1,384,462
HgCapital Trust PLC	02/10/16	Western Europe	120,500	1,916,461
ICG Graphite Enterprise Trust PLC	02/10/16	Western Europe	265,000	1,977,494
KKR & Co. LP	02/10/16	North America	131,000	1,616,540
New Mountain Finance Corp.	02/10/16	North America	165,000	2,128,500
Onex Corporation	02/10/16	North America	23,000	1,396,791
Wendel SA	02/10/16	Western Europe	12,800	1,324,837
Total Diversified Financial Services (0.72%)				$13,731,685

Information Technology (0.04%)
CDW Corp.	05/23/16	North America	20,874	836,421
Total Information Technology (0.04)%				$836,421

Social Infrastructure (0.13%)
HICL Infrastructure Co. Ltd.	03/24/16	Western Europe	1,065,000	2,437,072
Total Social Infrastructure (0.13%)				$2,437,072

Transportation (0.31%)
Flughafen Zuerich AG	06/24/16	Western Europe	9,000	1,591,334
Union Pacific Corp.	06/24/16	North America	18,500	1,614,310
Vinci SA	02/10/16	Western Europe	36,500	2,583,887
Total Transportation (0.31%)				$5,789,531

Utilities (0.81%)
American Water Works Co., Inc.	02/10/16	North America	24,000	2,027,760
APA Group	02/11/16	Asia - Pacific	198,000	1,362,137
Atmos Energy Corp.	02/10/16	North America	35,000	2,845,500
Brookfield Infrastructure Partners, L.P.	02/10/16	North America	30,100	1,362,025
Cheung Kong Infrastructure Holdings Ltd.	02/11/16	Asia - Pacific	225,000	1,929,967
Enbridge, Inc.	02/10/16	North America	37,500	1,579,089
Hydro One Ltd.	02/10/16	North America	110,000	2,192,320
National Grid plc	02/10/16	Western Europe	146,000	2,146,642
Total Utilities (0.81%)				$15,445,440

Total Common Stocks (Cost $37,657,813)(2.10%)				$39,964,119

Private Equity Investments (81.62%)

	Investment Type	Acquisition Date	Geographic Region[a]	Fair Value**

Direct Investments * (58.62%)
Direct Equity (30.25%)
Affordable Care Holding Corp. [b]	Common equity	10/22/15	North America	$9,895,416

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

	Investment Type	Acquisition Date	Geographic Region[a]	Fair Value**

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Argan Mauritius Limited [b]	Limited partnership interest	05/09/16	Asia - Pacific	$10,493,500
Ascensus, Inc. [b]	Common equity	12/03/15	North America	1,046,032
Astorg Co-Invest Kerneos, FCPI [b]	Common equity	03/20/14	Western Europe	15,570,545
Aurora Products Group, LLC [b]	Member interest	06/29/12	North America	10,632
CapitalSpring Finance Company, LLC [b]	Preferred equity	10/03/14	North America	46,540
Capvis IV Co- Investors Faster L.P. [b]	Common equity	09/24/14	Western Europe	15,895,166
CCM Pharma Debtco Limited [b]	Common equity	01/23/13	Western Europe	247,746
CD&R Univar Co-Investor II L P b	Limited partnership interest	11/15/10	North America	2,290,682
Centauro Co-Investment Fund, L.P. [b]	Limited partnership interest	11/28/13	Rest of World	580,043
CT Holdings (International) Limited [b]	Common equity	04/14/11	Asia - Pacific	1,925,387
DLJSAP BookCO, LLC [b]	Member interest	04/23/10	Rest of World	395,131
ECP Holding Company LLC [b]	Member interest	03/15/16	North America	8,172,727
EQT Marvin Co-Investment Limited Partnership [b]	Limited partnership interest	07/20/10	Western Europe	2,723,871
EQT Marvin Co-Investment Limited Partnership [b]	Common equity	07/07/14	Western Europe	405,821
Eurodrip Co-Investment Fund I, L.P. [b]	Limited partnership interest	03/18/13	Western Europe	3,696,709
Fermo Limited [b]	Common equity	04/24/12	Asia - Pacific	8,011,607
Fermo Limited [b]	Preferred equity	04/24/12	Asia - Pacific	2,819,903
Gemini Global Holdings Investor, LLC [b]	Member interest	06/17/11-06/01/12	North America	3,609,534
Georgia Holdings, Inc. [b]	Common equity	05/21/13	North America	11,363,116
Globetrotter Investment & CO S.C.A. [b]	Common equity	07/31/12	Western Europe	6,113,653
Globetrotter Investment & CO S.C.A. [b]	Preferred equity	07/31/12	Western Europe	5,561,904
Goldcup Merger Sub, Inc. [b]	Common equity	05/02/16	North America	5,648,649
GTS II Cayman Corporation [b]	Common equity	07/24/13	Rest of World	5,058,397
Hercules Achievement Holdings, Inc. [b]	Common equity	12/11/14	North America	12,454,244
Hogan S.a r.l. [b]	Common equity	12/22/11	Western Europe	1
Hogan S.a r.l. [b]	Preferred equity	12/22/11-12/09/15	Western Europe	1,396,818
Huntress Co-Investment L.P., 1 [b]	Limited partnership interest	04/08/16	Asia - Pacific	38,102,078
Interstate Hotels Holding [b]	Common equity	05/18/16	North America	30,056,042
Kaffee Partner Holding GmbH [b]	Common equity	05/28/10	Western Europe	1,340,512
Kahuna Holdco Pty Limited [b]	Common equity	09/30/11	Asia - Pacific	1,004,716
KKBS Holdings LLC [b]	Member interest	07/08/11	North America	3,525
KKBS Holdings LLC [b]	Member interest	12/17/10	North America	6,747
KKR Matterhorn Co-Invest L.P. [b]	Limited partnership interest	11/02/12	Western Europe	4,900,606
KLFS Holdings, L.P. [b]	Limited partnership interest	12/16/10	North America	738,743
KOUS Holdings, Inc. [b]	Common equity	08/21/15	North America	10,950,000
KSBR Holding Corp. [b]	Common equity	08/24/12-02/24/15	North America	459,918
LTS Group Holdings LLC [b]	Common equity	08/07/15	North America	19,101,553
MPH Acquisition Holdco, L.P. [b]	Common equity	03/27/14	North America	93,686
NTS Holding Corporation, Inc. [b]	Common equity	11/21/13	North America	2,105,239
NDES Holdings, LLC [b]	Member interest	09/19/11	North America	4,792,745
NTS Holding Corporation, Inc. [b]	Common equity	03/07/14	North America	238,767
Partners Group Private Equity (Lux), Sarl [b]	Common equity	02/25/16	North America	4,362,492
Partners Group Private Equity (Lux), Sarl [b]	Common equity	02/25/16	Western Europe	26,486,557
Peer 1 S.A. [b]	Common equity	02/25/16	Western Europe	311,607
Polaris Investment Holdings, L.P b	Common equity	06/07/16	North America	16,815,000
GC Athena Co-invest, L.P. [b]	Common equity	06/16/16	North America	8,638,895
Prime Security Services Borrower, LLC [b]	Common equity	05/02/16	North America	11,854,788

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

	Investment Type	Acquisition Date	Geographic Region[a]	Fair Value**

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
IG Igloo Holdings, Inc. (Delaware) [b]	Common equity	05/11/16	North America	$30,000,000
Vistra Group Holdings (BVI) Ltd [b]	Common equity	11/04/15	Asia - Pacific	2,193,672
SGG Holdings SA b	Common equity	02/10/16	Western Europe	13,722,803
Au Housing Finance Limited [b]	Common equity	06/23/16	Asia - Pacific	18,912,194
QoL meds Holding Company, LLC [b]	Common equity	05/01/15	North America	26,457,480
QoL meds Holding Company, LLC [b]	Common equity	12/05/13-07/15/14	North America	16,914
R&R Co-Invest FCPR [b]	Common equity	07/05/13	Western Europe	29,382,459
Retail Mena Holdings S.à r.l. [b]	Limited partnership interest	07/11/13	Rest of World	6,325,881
S-Evergreen Holding Corp. [b]	Common equity	07/17/12	North America	148,774
S.TOUS, S.L b	Common equity	10/06/15	Western Europe	12,385,220
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [b]	Limited partnership interest	05/14/12	North America	3,171,289
Snacks Parent Corporation [b]	Preferred equity	05/23/13	North America	17,655
SPH GRD Acquisition Partners, LLC. [b]	Common equity	06/18/13	North America	17,383,991
Spring Topco Limited [b]	Common equity	11/24/10	North America	188,662
THL Equity Fund VI Investors (BKFS), L.P. [b]	Common equity	12/30/13-08/01/15	North America	25,035,327
Valhalla Topco AS b	Limited partnership interest	01/18/11	Western Europe	2,890,425
Velocity Holdings L.P. [b]	Common equity	05/20/16	North America	126,993
Virtuoso Lux I SarL [b]	Common equity	04/14/16	Western Europe	41,244,659
VTE Holdings Corp. [b]	Common equity	08/06/12-09/24/15	North America	14,497,326
WP Mustang Co-Invest-C, L.P. [b]	Common equity	08/12/14-10/01/15	North America	14,013,368
				$575,913,082

	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region[a]	Principal	Fair Value**

Direct Debt (28.37%)
ABILITY Network, Inc. [b]	Libor (1.00% floor) + 5.00%	06/04/14	05/16/21	Senior	North America	$7,440,000	$7,462,087
ABILITY Network, Inc. [b]	Libor (1.00% floor) + 8.25%	06/04/14	05/16/22	Second Lien	North America	11,385,000	11,270,000
Acrisure LLC [b]	Libor (1.00% floor) + 9.00%	02/26/16	11/19/22	Second Lien	North America	21,650,112	21,911,323
Acrisure LLC [b]	Libor (1.00% floor) + 9.00%	02/26/16	11/19/22	Second Lien	North America	13,339,968	14,607,548
Affordable Care Holding Corp. [b]	Libor (1.00% floor) + 8.50%	10/22/15	04/22/23	Second Lien	North America	16,271,348	17,030,583
AI Alabama B.V. [b]	Libor (1.00% floor) + 8.00%	07/10/15	07/06/23	Second Lien	Western Europe	6,279,303	6,366,958
Alpha Bidco SAS [b]	Euribor + 4.75%	02/12/16	12/11/22	Senior	Western Europe	17,014,500	19,319,513
Ascensus, Inc. [b]	Libor (1.00% floor) + 4.50%	12/07/15	12/03/22	Senior	North America	17,426,747	18,324,645
Ascensus, Inc. [b]	Libor (1.00% floor) + 9.00%	12/04/15	12/03/23	Second Lien	North America	26,713,800	27,540,000
Ascensus, Inc. [b]	Libor (1.00% floor) + 4.50%	12/07/15	12/03/22	Senior	North America	1,092,077	1,148,161
Astro AB Borrower, Inc. [b]	Libor (1.00% floor) + 4.50%	05/22/15	05/22/22	Second Lien	North America	7,657,924	7,627,933
CapitalSpring Finance Company, LLC [b]	2.00% + 11.25% PIK	10/03/14	10/02/19	Mezzanine	North America	8,832,580	9,013,380
CapitalSpring Finance Company, LLC [b]	2.00% + 11.25% PIK	10/03/14	10/02/19	Mezzanine	North America	11,356,376	11,596,376

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region[a]	Principal	Fair Value**

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
CDRH Parent, Inc. [b]	Libor (1.00% floor) + 8.00%	08/06/14	07/01/22	Second Lien	North America	$9,900,000	$9,117,500
CFS 811 B.V. [b]	Euribor (0.75% floor) + 7.25%	06/12/15	06/12/21	Senior	Western Europe	5,982,680	6,649,750
CFS 811 B.V. [b]	Euribor (0.75% floor) + 7.25%	06/19/15	06/12/21	Senior	Western Europe	4,712,320	5,237,745
Diamond Parent Holdings, Corp. [b]	Libor (1.00% floor) + 6.75%	04/29/16	04/15/22	Senior	North America	21,010,050	21,614,696
Evergreen ACQCO1 LP b	10.25%	07/17/12	07/11/22	Mezzanine	North America	6,228,719	6,325,000
Global Tel*Link Corporation [b]	Libor (1.25% floor) + 7.75%	06/13/13	11/23/20	Second Lien	North America	10,094,000	8,574,750
Global Tel*Link Corporation [b]	Libor (1.25% floor) + 3.75%	05/04/12	12/14/17	Senior	North America	3,952,973	3,568,591
Goldcup Merger Sub, Inc. [b]	Libor (1.00% floor) + 9.25%	05/02/16	05/02/24	Second Lien	North America	40,546,000	42,502,182
Kahuna Holdco Pty Limited [b]	BBSY + 5.00% + 3.50% PIK	09/30/11	12/31/18	Mezzanine	Asia - Pacific	5,931,056	4,533,268
Knightrider S.a.r.l. [b]	Libor (1.00% floor) + 3.50%	09/25/13	08/14/20	Senior	Western Europe	9,003,051	9,385,276
KSBR Holding Corp. [b]	11.00%	02/27/15	08/27/22	Mezzanine	North America	2,394,335	2,523,261
KSBR Holding Corp. [b]	11.00%	08/24/12	08/27/22	Mezzanine	North America	3,813,939	4,036,299
Learning Care Group (US) No.2. Inc. [b]	Libor (1.00% floor) + 4.50%	06/24/14	05/05/21	Senior	North America	6,014,000	6,129,302
Lightower [b]	10.00%	08/11/15	02/12/22	Mezzanine	North America	6,803,909	6,971,692
Lightower [b]	12.00% PIK	08/11/15	08/12/25	Mezzanine	North America	5,560,669	5,691,510
LTI Holdings, Inc. [b]	Libor (1.00% floor) + 9.25%	06/01/15	05/27/22	Second Lien	North America	10,651,875	9,914,437
National Surgical Hospitals, Inc. [b]	Libor (1.00% floor) + 9.00%	06/01/15	06/01/23	Second Lien	North America	9,213,750	9,450,000
Netsmart Technologies Holding [b]	Libor (1.00% floor) + 9.50%	05/05/16	10/19/23	Second Lien	North America	21,816,000	22,497,750
NTS Holding Corporation, Inc [b]	Libor (1.00% floor) + 6.00%	06/19/15	06/12/21	Senior	North America	8,654,652	8,958,819
Onex Wizard Acquisition Company II S.C.A. [b]	Euribor (1.00% floor) + 3.25%	03/19/15	03/19/22	Senior	Western Europe	7,123,125	7,962,063
Onex Wizard Acquisition Company II S.C.A., [b]	Libor (1.00% floor) + 3.25%	03/27/15	03/27/22	Senior	Western Europe	2,358,000	2,357,652
Peer Holding B.V b	Euribor + 4.75%	02/26/16	02/25/22	Senior	Western Europe	16,312,838	18,367,982
Photonis Technologies SAS [b]	Libor (1.00% floor) + 7.50%	09/27/13	09/18/19	Second Lien	Western Europe	8,330,125	7,742,812
Plano Molding Company, LLC [b]	Libor (1.00% floor) + 6.00%	05/12/15	05/12/21	Second Lien	North America	8,330,000	8,495,271
Prime Security Services Borrower, LLC [b]	Libor (1.00% floor) + 9.25%	02/05/16	05/13/23	Second Lien	North America	11,850,000	12,029,643
Spotless Holding Corp. [b]	Libor (1.25% floor) + 4.25%	04/22/13	03/23/20	Senior	North America	12,926,250	13,036,760

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region[a]	Principal	Fair Value**

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Springer Science+Business Media Finance BV b	Libor (1.00% floor) + 3.50%	06/25/15	08/14/20	Senior	Western Europe	$10,685,137	$10,363,479
Stiphout Finance LLC [b]	Libor (1.00% floor) + 3.75%	10/30/15	10/26/22	Senior	Asia - Pacific	7,065,563	7,162,340
Stiphout Finance LLC [b]	Libor (1.00% floor) + 8.00%	10/30/15	10/26/23	Second Lien	Asia - Pacific	7,119,225	7,199,719
Stiphout Finance LLC [b]	Libor (1.00% floor) + 8.00%	01/19/16	10/26/23	Second Lien	Asia - Pacific	1,192,535	1,199,285
Tierpoint LLC [b]	Libor (1.00% floor) + 8.75%	04/08/16	12/02/22	Second Lien	North America	17,370,000	17,370,000
Verisure Cayman 2 [b]	Euribor (1.00% floor) + 3.50%	01/13/16	10/21/22	Senior	Western Europe	35,640,000	40,775,190
WP CPP Holdings, LLC [b]	Libor (1.00% floor) + 3.50%	02/10/16	12/27/19	Senior	North America	18,599,293	19,283,386
							$540,245,917
Total Direct Investments (58.62%)							$1,116,158,999

	Acquisition Date	Geographic Region[a]	Fair Value**

Secondary Investments * (15.13%)
3i Eurofund Vb, L.P. [b]	09/30/09-10/01/14	Western Europe	4,365,621
3i Growth Capital B, LP b	10/01/14	Western Europe	926,760
Abingworth Bioventures III, L.P. [b]	09/30/15	Western Europe	70,316
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [b]	06/30/12	Western Europe	287,152
Abingworth Bioventures V, L.P. [b]	06/30/12	Western Europe	401,992
Advent International GPE VI, L.P. [b]	09/30/10-04/30/11	Western Europe	3,141,917
Apax Europe VI - A, L.P. [b]	07/01/11	Western Europe	201,801
Apax Europe VII - B, L.P. [b]	04/30/11	Western Europe	309,374
Apollo Investment Fund IV, L.P. [b]	07/01/10	North America	8,324
Apollo Investment Fund VI, L.P. [b]	07/01/10-07/01/11	North America	626,180
Apollo Investment Fund VII, L.P. [b]	07/01/10	North America	487,180
Apollo Overseas Partners (Delaware) VII, L.P. [b]	10/01/09	North America	202,936
Ares Corporate Opportunities Fund III, L.P. [b]	10/01/09	North America	298,801
Astorg V FCPR [b]	09/30/15	Western Europe	3,077,812
Bain Capital Fund VIII, L.P. [b]	12/31/15	North America	101,900
Bain Capital Fund X, L.P. [b]	06/30/11-06/28/13	North America	19,063,483
Bain Capital IX Co-Investment Fund, L.P. [b]	12/31/15	North America	95,147
Bain Capital Partners IX, L.P. [b]	12/31/15	North America	607,620
Bain Capital VIII Coinvestment Fund, L.P. [b]	12/31/15	North America	23,496
Bain Capital X Co-Investment Fund, L.P. [b]	06/30/11	North America	838,875
Baring Asia Private Equity Fund IV, L.P. [b]	11/24/09	Asia - Pacific	503,289
BC European Capital IX, L.P. [b]	09/30/14	Western Europe	4,019,038
Bertram Growth Capital II-A, L.P. [b]	09/30/15	North America	3,350,627
Blackstone Capital Partners V-S, L.P. [b]	11/30/10	North America	221,944
Blackstone Capital Partners V/F, L.P. [b]	08/18/11	North America	1,619,657
Candover 2005 Fund, L.P. [b,c]	04/06/10-06/30/11	Western Europe	292,658
Carlyle Europe Partners II, L.P. [b]	12/28/12	Western Europe	161,777
Carlyle Europe Partners III, L.P. [b]	12/28/12-09/30/14	Western Europe	6,776,365
Carlyle Japan International Partners II, L.P. [b]	12/28/12-09/30/13	Asia - Pacific	4,330,715
Carlyle Partners IV, L.P. [b]	06/30/10-12/28/12	North America	524,847
Carlyle Partners V, L.P. [b]	09/22/09-10/01/09	North America	669,713
Carlyle Partners V/B, L.P. [b]	08/18/11	North America	3,168,807
CCP IX LP No.2 [b]	09/30/14	Western Europe	1,659,754

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

	Acquisition Date	Geographic Region[a]	Fair Value**

Private Equity Investments (continued)
Secondary Investments * (continued)
Clayton, Dubilier & Rice Fund VII L.P. [b]	06/30/11-03/29/12	North America	$3,309,693
Clayton, Dubilier & Rice Fund VIII, L.P. [b]	03/29/12-12/31/12	North America	11,579,050
CVC Capital Partners Asia Pacific III, L.P. [b]	01/11/13	Asia - Pacific	1,204,913
CVC European Equity Partners Tandem Fund (A), L.P. [b]	07/12/10	Western Europe	90,396
CVC European Equity Partners V, L.P. [b]	07/12/10-12/28/12	Western Europe	2,840,232
Desserts LLC [b]	02/08/16	North America	6,825,000
Duke Street VI US No. 1 Limited Partnership [b]	11/20/09	Western Europe	294,510
Fourth Cinven Fund, L.P. [b]	04/16/10	Western Europe	82,922
Frazier Healthcare VI, L.P. [b]	06/30/12	North America	1,950,634
FS Equity Partners V, L.P. [b]	08/07/12	North America	1,257,623
Galileo III FCPR [b,c]	09/30/15	Western Europe	107,066
Genstar Capital Partners IV, L.P. [b]	09/30/15	North America	45,678
Genstar Capital Partners V, L.P. [b]	09/30/15	North America	1,077,890
Graphite Capital Partners VI, L.P. [b]	09/30/15	Western Europe	402,123
Graphite Capital Partners VII Top-Up b	09/30/15	Western Europe	66,054
Graphite Capital Partners VII, L.P. [b]	09/30/15	Western Europe	377,428
Green Equity Investors Side V, L.P. [b]	11/05/10	North America	1,596,343
Gryphon Partners 3.5, L.P. [b]	05/21/13	North America	6,379,489
Gryphon Partners IV L.P. [b]	05/21/13	North America	11,217,473
H.I.G. Bayside Debt & LBO Fund II, L.P. [b]	12/30/10	North America	1,480,951
Harvest Partners VII, L.P. [b]	12/14/15	North America	222,931
Hellman & Friedman Capital Partners VI, L.P. [b,c]	12/31/12-06/30/14	North America	1,738,563
Hellman & Friedman Capital Partners VII, L.P. [b]	06/30/14	North America	2,755,797
Highstar Capital III Prism Fund, L.P. [b,c]	07/01/10	North America	1,339,879
Index Ventures II (Jersey), L.P. [b]	09/30/15	Western Europe	3,422
Indigo Capital V, L.P. [b]	09/30/15	Western Europe	1,032,277
Industri Kapital 1997 Fund [b]	09/30/15	Western Europe	1,422
Industri Kapital 2000, L.P. [b]	09/30/15	Western Europe	4,299
Investcorp Private Equity 2007 Fund, L.P. [b]	03/31/11	North America	2,169,109
Investcorp Technology Partners III (Cayman), L.P. [b]	08/19/11	North America	3,142,342
Irving Place Capital Investors II, L.P. [b]	03/22/10	North America	11,242
Irving Place Capital Partners III, L.P. [b]	12/21/09-03/22/10	North America	21,264
Italian Private Equity Fund IV, L.P. [b]	01/29/16	Western Europe	132,222
Jerusalem Venture Partners IV, L.P. [b]	09/30/15	Asia - Pacific	170,741
KKR European Fund III, L.P. [b]	11/01/10-10/01/14	Western Europe	6,517,849
Lightyear Fund II, L.P. [b]	09/30/13	North America	6,228,504
Madison Dearborn Capital Partners V, L.P. [b]	03/31/11-01/03/12	North America	3,338,333
Madison Dearborn Capital Partners VI-C, L.P. [b]	05/31/11	North America	795,479
MidOcean Partners III, L.P. [c]	06/30/11	North America	2,522,720
Monomoy Capital Partners II, L.P. [b]	09/30/15	North America	1,548,783
Montagu III, L.P. [b]	12/09/09	Western Europe	20
Nexit Infocom 2000 Fund L.P. [b]	09/30/15	Western Europe	2,667
Oak Investment Partners XII, L.P. [b]	06/28/12	North America	969,071
PAI Europe V b	09/30/14	Western Europe	1,353,229
Palladium Equity Partners III, L.P. [b]	08/02/10	North America	333,930
Pamlico Capital GP I, LLC [b]	03/31/14	North America	1
Pamlico Capital GP II, LLC [b]	03/31/14	North America	72,575
Pamlico Capital II, L.P. [b]	03/31/14	North America	7,368,519
Pamlico Capital Secondary Fund, L.P.	03/31/14	North America	11,918
Permira Europe I, L.P.1B b	11/29/13	Western Europe	43,773
Permira Europe II, L.P. [b]	11/29/13	Western Europe	31,859
Permira Europe III, L.P. [b]	09/30/13-09/30/15	Western Europe	363,668
Permira IV, L.P. [b]	06/30/11-09/30/15	Western Europe	10,196,757
Providence Equity Partners IV, L.P. [b]	06/30/11	North America	11,197
Providence Equity Partners V, L.P. [b]	06/30/11	North America	362,141
Providence Equity Partners VI -A, L.P. [b]	06/30/11-06/30/13	North America	11,682,480

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

	Acquisition Date	Geographic Region[a]	Fair Value**

Private Equity Investments (continued)
Secondary Investments * (continued)
Providence Equity Partners VII-A, L.P. [b]	06/30/13	North America	$1,461,955
Riverside Europe Fund IV, L.P. [b]	09/30/14	Western Europe	2,312,533
Silver Lake Partners II, L.P. [b]	06/30/14	North America	272,727
Silver Lake Partners III, L.P. [b]	06/30/10-06/30/14	North America	11,463,646
Silver Lake Sumeru Fund, L.P. [b]	12/18/09	North America	351,648
Sun Capital Partners V, L.P. [b]	09/30/13	North America	24,878,164
TA Atlantic & Pacific VI, L.P. [b]	09/30/15	North America	911,675
TA Atlantic and Pacific V, L.P. [b]	09/30/15	North America	57,750
TA X, L.P. [b]	09/30/15	North America	115,181
TA XI, L.P. [b]	09/30/15	North America	3,372,504
TCV VI, L.P. [b,c]	09/30/13	North America	974,564
TCV VII (A), L.P. [b,c]	09/30/13	North America	10,518,061
Terra Firma Capital Partners III, L.P. [b]	09/30/13	Western Europe	9,402,636
Thomas H. Lee Parallel (DT) Fund VI, L.P. [b]	06/30/11	North America	2,059,214
Thomas H. Lee Parallel Fund VI, L.P. [b]	10/01/10	North America	1,843,100
TorQuest Partners Fund (U.S.) II, L.P. [b]	09/30/15	North America	467,546
TPG Partners V, L.P. [b]	07/11/11-01/04/12	North America	4,631,317
TPG Partners VI, L.P. [b]	07/01/10-12/31/12	North America	16,968,904
TRG Growth Partnership (Offshore) II, L.P. [b]	08/02/10	Asia - Pacific	344,148
TRG Growth Partnership (Offshore), L.P. [b]	08/02/10	Asia - Pacific	26,025
TRG Growth Partnership II, L.P. [b]	07/08/10	Asia - Pacific	1,031,673
Tudor Ventures III L.P. [b]	12/31/12	North America	4,217,259
Warburg Pincus Private Equity IX, L.P. [b]	10/01/10	North America	161,682
Warburg Pincus Private Equity X, L.P. [b]	12/09/09-09/28/12	North America	9,089,906
Total Secondary Investments (15.13%)			$288,056,147

Primary Investments * (7.87%)
Advent International GPE VII-B, L.P. [b]	07/01/12	Western Europe	12,261,881
Advent International GPE VIII-C, L.P. [b]	03/22/16	Western Europe	1,623,061
Altra Private Equity Fund II, L.P. [b]	12/07/12	Rest of World	1,815,154
Apollo Investment Fund VIII, L.P. [b]	06/28/13	North America	4,358,528
Ares Corporate Opportunities Fund IV, L.P. [b]	04/19/12	North America	7,908,507
Avista Capital Partners II, L.P. [b]	01/01/14	North America	1,005,075
Avista Capital Partners III, L.P. [b]	10/03/11	North America	9,042,147
Bain Capital Europe Fund IV, L.P. [b]	09/01/14	Western Europe	1,817,356
Baring Asia Private Equity Fund V, L.P. [b]	12/01/10	Asia - Pacific	4,258,367
Caltius Partners V-A, L.P. [b]	12/02/14	North America	1
CapVest Equity Partners III B, L.P. [b]	08/30/13	Western Europe	2,774,143
Carlyle Europe Partners IV, L.P. [b]	08/27/13	Western Europe	609,580
Clayton Dubilier & Rice Fund IX, L.P. [b]	07/31/13	North America	4,692,616
Crescent Mezzanine Partners VI, L.P. [b]	03/30/12	North America	4,017,914
CVC Capital Partners VI (A) L.P. [b]	07/05/13	Western Europe	2,534,579
EQT VI (No.1) Limited Partnership [b]	07/01/11	Western Europe	4,561,553
Genstar Capital Partners VI, L.P. [b]	09/01/12	North America	10,590,737
Genstar Capital Partners VII, L.P. [b]	06/26/15	North America	2,779,675
GoldPoint Mezzanine Partners IV, LP b	12/30/15	North America	3,672,153
Hony Capital Fund VIII (Cayman), L.P. [b]	10/30/15	Asia - Pacific	1,851,525
Hony Capital Partners V, L.P. [b,c]	12/15/11	Asia - Pacific	8,984,383
Index Ventures Growth III (Jersey) L.P. [b]	03/18/15	Western Europe	1,308,620
KKR North America Fund XI, L.P. [b]	02/01/12	North America	7,440,989
Kohlberg TE Investors VII, L.P. [b]	09/15/11	North America	6,290,070
Nautic Partners VII-A, L.P. [b]	06/27/14	North America	6,903,857
New Enterprise Associates 14, L.P. [b]	05/04/12	North America	6,220,551
PAI Europe VI -1, L.P. [b]	03/12/15	Western Europe	3,009,700
Patria - Brazilian Private Equity Fund IV, L.P. [b]	06/30/11	North America	3,435,865
PennantPark Credit Opportunities Fund II, L.P. [b]	08/03/12	North America	7,481,562

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

	Acquisition Date	Geographic Region[a]	Fair Value**

Private Equity Investments (continued)
Primary Investments * (continued)
Silver Lake Partners IV, L.P. [b]	07/30/12	North America	$6,067,863
Sumeru Equity Partners Fund L.P. [b]	04/27/15	North America	774,477
Thompson Street Capital Partners IV, L.P. [b]	12/10/15	North America	811,522
TPG Partners VII, L.P. [b]	03/01/16	North America	2,141,166
Welsh, Carson, Anderson & Stowe XII, L.P. [b]	12/19/14	North America	3,581,300
Windjammer Senior Equity Fund IV, L.P. [b]	02/06/13	North America	3,110,575
Total Primary Investments (7.87%)			$149,737,052

Total Private Equity Investments (Cost $1,382,589,649)(81.62%)			$1,553,952,198

	Interest	Acquisition Date	Maturity Date	Principal	Fair Value

Short-Term Investments (7.87%)
U.S. Government Treasury Obligations (7.87%)
U.S. Treasury Bill [d]	0.243%	06/13/16	09/15/16	$50,000,000	49,974,667
U.S. Treasury Bill [d]	0.300%	06/13/16	10/13/16	50,000,000	49,957,317
U.S. Treasury Bill [d]	0.234%	06/13/16	08/25/16	50,000,000	49,982,392
Total U.S. Government Treasury Obligations (7.87%)					$149,914,376

Total Short-Term Investments (Cost $149,914,376)(7.87%)					$149,914,376

Total Investments (Cost $1,570,161,838)(91.59%)					1,743,830,693

Other Assets in Excess of Liabilities (8.41%)					160,081,289

Members' Equity (100.00%)					$1,903,911,982

*
Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**
The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

a
Geographic region is based on where a Direct Investment is headquartered and may be different from where such Investment invests or operates. In the case of Primary and Secondary Investments, geographic region generally refers to where the majority of the underlying assets are invested.

b
Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted investments as of June 30, 2016 was $1,382,589,649 and $1,553,952,198, respectively.

c	Non-income producing.

d	Each issue shows the rate of the discount at the time of purchase.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk.  The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions.  The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates.  All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses.  Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency.  Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2016 through June 30, 2016, the Master Fund entered into three short forward foreign currency exchange contracts.  The Master Fund had $5,387,828 in net realized losses, and a $11,240,338 change in net unrealized appreciation on forward foreign currency exchange contracts.

At June 30, 2016, the Master Fund had one outstanding short forward foreign currency exchange contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty

July 21, 2016	Euro (€)	$180,512,459	€166,200,000	$184,712,177	$4,199,718	Merrill Lynch

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date.  The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter.  The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day.  The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

•  Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data.  Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities.  The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and adviser’s estimates.

•  Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment and/or estimation.  Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded.  The fair value for investments using Level 3 pricing inputs are based on the adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at June 30, 2016 measured at fair value.  Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total

Direct Investments:
Direct Equity Investments*	$24,107,391	$—	$551,805,691	$575,913,082
Direct Debt Investments*	—	—	540,245,917	540,245,917
Total Direct Investments	$24,107,391	$—	$1,092,051,608	$1,116,158,999
Common Stocks	39,964,119	—	—	39,964,119
Secondary Investments*	—	—	288,056,147	288,056,147
Primary Investments*	—	—	149,737,052	149,737,052
Short-Term Investments	149,914,376	—	—	149,914,376
Total Investments	$213,985,886	$—	$1,529,844,807	$1,743,830,693
Other Financial Instruments
Foreign Currency Exchange Contracts	$4,199,718	$—	$—	$4,199,718
Total Foreign Currency Exchange Contracts	$4,199,718	$—	$—	$4,199,718

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

	Balance as of April 1, 2016	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net transfers in or out of Level 3	Balance as of June 30, 2016
Direct Investments:
Direct Equity Investments	$450,005,209	$22,645,677	$(32,208,755)	$189,364,518	$(78,000,958)	$0	$551,805,691
Direct Debt Investments	397,797,241	907	7,110,342	136,199,283	(861,856)	0	540,245,917
Total Direct Investments*	$847,802,450	$22,646,584	$(25,098,413)	$325,563,801	$(78,862,814)	$0	1,092,051,608
Secondary Investments*	314,233,637	(761,271)	(14,741,075)	2,436,752	(13,111,896)	0	288,056,147
Primary Investments*	139,812,752	(1,016)	(2,910,089)	14,325,241	(1,489,836)	0	149,737,052
Total	$1,301,848,839	$21,884,297	$(42,749,577)	$342,325,794	$(93,464,546)	$0	$1,529,844,807

The amount of the net change in unrealized depreciation for the period ended June 30, 2016 relating to investments in Level 3 assets still held at June 30, 2016 is $42,749,577 which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

The Master Fund's valuation procedures (the “Valuation Procedures”) have been approved by the Master Fund's Board of Managers (the “Board”).  The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Master Fund's third party administrator, both of which report to the Board.  For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.  The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables.  The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures.  The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Master Fund that hold Private Equity Investments held by the Master Fund.  In such cases, the Valuation Committee may value such Private Equity Investments in consultation with its affiliates.   Valuation determinations by the Adviser and its affiliates for a Private Equity Investment held by other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund.  This situation can arise in particular when reconciling fair valuation differences between U.S. GAAP and accounting standards applicable to such other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2016:

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2016 (Unaudited) (continued)

Type of Security	Fair Value at June 30, 2016 (000’s)	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$ 294,987	Market comparable companies	Enterprise value to EBITDA multiple	4.71 x - 15.14 x (11.09 x)
	3,171	Market comparable companies	Enterprise value to sales multiple	3.00 x - 3.00 x (3.00 x)
	47	Reported fair value	Reported fair value	n/a - n/a (n/a)
	14,884	Exit price	Recent transaction price	n/a - n/a (n/a)
	169,186	Recent financing	Recent transaction price	n/a - n/a (n/a)
Direct Debt Investments	$134,053	Discounted cash flow	Discount factor	7.40 x – 14.20 x (10.67 x)
	323,584	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	112,665	Recent financing	Recent transaction price	n/a - n/a (n/a)
Indirect Investments	$428,491	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
	2,477	Adjusted reported net asset value	Fair value adjustments	n/a - n/a (n/a)

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor.  For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest risk of the particular investment.  Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity (Institutional TEI), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2016

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	August 29, 2016

*	Print the name and title of each signing officer under his or her signature.